Other financial assets - Fair value (Details) - COP ($) $ in Billions		12 Months Ended
	Mar. 21, 2024	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Financial assets at fair value		$ 3,280	$ 4,835
Series B Non voting preferred stock
Other financial assets
Percentage of shares issued upon conversion	19.90%	19.90%
Investment portfolio
Other financial assets
Financial assets at fair value		$ 1,400	3,404
Investments in equity securities and trust funds
Other financial assets
Financial assets at fair value		552	331
Hedging instruments
Other financial assets
Financial assets at fair value		245	66
Equity investments
Other financial assets
Financial assets at fair value		1,083	1,034
Level 1
Other financial assets
Financial assets at fair value		206	3,052
Level 1 | Investment portfolio
Other financial assets
Financial assets at fair value		206	3,052
Level 2
Other financial assets
Financial assets at fair value		1,991	749
Level 2 | Investment portfolio
Other financial assets
Financial assets at fair value		1,194	352
Level 2 | Investments in equity securities and trust funds
Other financial assets
Financial assets at fair value		552	331
Level 2 | Hedging instruments
Other financial assets
Financial assets at fair value		245	66
Level 3
Other financial assets
Financial assets at fair value		1,083	1,034
Level 3 | Equity investments
Other financial assets
Financial assets at fair value		$ 1,083	$ 1,034